Earnings per Unit and Cash Distributions	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Earnings per Unit and Cash Distributions

14) Earnings per Unit and Cash Distributions

The calculations of basic and diluted earnings per unit are presented below:

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands, except per unit data)	2017	2016	2017	2016
Net income	$16,915	$11,578	$28,344	$22,241
Less: Series A Preferred unitholders’ interest in net income	1,009	—	1,653	—

Net income attributable to the unitholders of KNOT Offshore Partners LP	15,906	11,578	26,691	22,241

Less: Distributions (2)	16,379	15,027	32,758	30,122

Under (over) distributed earnings	(473)	(3,449)	(6,067)	(7,881)

Under (over) distributed earnings attributable to:
Common unitholders (3)	(464)	(3,380)	(5,955)	(7,722)
Subordinated unitholders (3)	—	—	—	—
General Partner	(9)	(69)	(112)	(159)
Weighted average units outstanding (basic) (in thousands):
Common unitholders	29,694	22,581	29,570	20,604
Subordinated unitholders	—	4,613	—	6,590
General Partner	559	559	559	559
Weighted average units outstanding (diluted) (in thousands):
Common unitholders	31,798	22,581	31,296	20,604
Subordinated unitholders	—	4,613	—	6,590
General Partner	559	559	559	559
Earnings per unit (basic)
Common unitholders (4)	$0.526	$0.502	$0.886	$0.810
Subordinated unitholders (4)	—	—	—	0.767
General Partner	0.526	0.417	0.882	0.897
Earnings per unit (diluted):
Common unitholders	$0.522	$0.502	$0.886	$0.810
Subordinated unitholders (4)	—	—	—	0.767
General Partner	0.522	0.417	0.882	0.897
Cash distributions declared and paid in the period per unit (5)	0.520	0.520	1.040	1.040
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	0.520	0.520	0.520	0.520

(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership’s Partnership Agreement.
(2)	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the three months ended June 30, 2017 and 2016 of $0.6 million and of $0.6 million, respectively, and for the six months ended June 30, 2017 and 2016 of $1.2 million and of $1.2 million, respectively.
(3)	On May 18, 2016 all subordinated units converted into common units on a one-for-one basis.
(4)	This includes the net income attributable to the IDR holder. The IDRs generally may not be transferred by KNOT until March 31, 2018. The net income attributable to IDRs for the three months ended June 30, 2017 and 2016 was $0.6 million and $0.6 million, respectively, and for the six months ended June 30, 2017 and 2016 was $1.2 million and $1.2 million, respectively.
(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to the period end.

As of June 30, 2017, the Partnership had 29,694,094 common units outstanding, of which 21,036,226 are held by the public and 8,567,500 are held by KNOT. In addition, KNOT, through its ownership of the General Partner, held 558,674 general partner units and 90,368 common units. The Partnership also has 3,750,000 Series A Preferred Units outstanding.

Earnings per unit is determined by dividing net income, after deducting the distributions paid or to be made in relation to the period, by the weighted-average number of units (other than the Series A Preferred Units) outstanding during the applicable period. The General Partner’s, common unitholders’ and subordinated unitholders’ interest in net income are calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income. Rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by the Board to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditures and anticipated credit needs and capital requirements and for funds to pay quarterly distributions on, and make any redemption payments on, the Series A Preferred Units. In addition, KNOT, as the initial holder of all IDRs, has the right, at the time when there are no subordinated units outstanding and it has received incentive distributions at the highest level to which it is entitled (48.0% for each of the prior four consecutive fiscal quarters), to reset the initial cash target distribution levels at higher levels based on the distribution at the time of the exercise of the reset election. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency gains and losses.

For a description of the provisions of the Partnership Agreement relating to cash distributions, please see the Partnership’s Form 8-A/A filed with the SEC on June 30, 2017.